Share Based Compensation - Summary of share based compensation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of share based compensation [Line Items]
Total share based compensation		$ 6,241	$ 4,484	$ 7,522	$ 11,881
Stock Options [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation	[1]	698	724	1,372	1,355
RSUs [member]
Disclosure of share based compensation [Line Items]
Equity settled share based compensation		957	1,135	1,881	2,047
PSUs [member]
Disclosure of share based compensation [Line Items]
Cash settled share based compensation		$ 4,586	$ 2,625	$ 4,269	$ 8,479

[1]	Equity settled share based compensation is a non-cash expense.